Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies.

19.Commitments and contingencies

Litigations

In March and April 2020, the Company and certain of the Company’s current and former officers and directors were named as defendants in several putative securities class actions filed with the state and federal courts in the United States, alleging that the Company made material misstatements and omissions in its initial public offering registration statement. The cases allege claims under the United Sates Securities Act of 1933. The actions have been transferred and consolidated into the two pending actions: In re Douyu Int’l Holdings Ltd. Secs. Litig., Index No. 651703/2020 (Sup. Ct. N.Y. Cty.) (the “Consolidated State Court Action”), and In re Douyu Int’l Holdings Ltd. Secs. Litig., 20-cv-7234 (S.D.N.Y.) (the “Consolidated Federal Court Action”).

In June 2022, the Company has reached an agreement with the plaintiffs for a total payment of US$15.0 million (equivalent to RMB103.5 million), of which US$12.8 million (equivalent to RMB88.3 million) was covered by the insurance companies under officer liability. As of December 31, 2022, all the compensation was paid. Given the payment amount is less than the accrual as of December 31, 2021, the Company recorded the difference as deemed settlement gain of USD3.8 million in other operating income, net in the 2022 financial statements.